Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Product and Service, Revenue
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Six Months Ended June 30,
	2026	2025
Revenue from hardware, proprietary embedded firmware and accessories	$66,985	$83,352
Revenue from services	3,867	3,586
Revenue from SaaS	2,518	2,334
Total revenue	$73,369	$89,272

Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Six Months Ended June 30,
	2026	2025
United States	$50,262	$64,465
Rest of World	23,107	24,807
Total revenue	$73,369	$89,272

Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract Liabilities

	June 30, 2026	December 31, 2025
Deferred revenue: enhanced warranties	$16,722	$18,617
Deferred revenue: SaaS	10,800	8,989
Deferred revenue: other services	2,635	2,637
Total contract liabilities	$30,157	$30,243

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	SaaS services	Other services
Remainder of 2026	$3,017	$2,114	$465
2027	4,914	2,810	2,170
2028	3,893	2,034	—
2029	2,707	1,725	—
2030	1,391	1,537	—
2031	531	578	—
Thereafter	269	2	—
Total contract liabilities	$16,722	$10,800	$2,635